SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 18,950,381	$ 18,172,847	$ 27,623,897
Less: accumulated amortization	(2,187,582)	(2,072,849)	(7,884,621)
Less: accumulated impairment	(15,219,020)	(14,509,946)
Intangible assets, net	1,543,779	1,590,052	19,739,276
Assembled Workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal			8,976,567
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	17,393,166	16,582,795	18,435,140
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	1,256,268	1,237,820
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	195,786	192,911
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 105,161	$ 159,321	$ 212,190